Derivative Financial Instruments - Additional Information (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2020 CAD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2019 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Hedges of cash flow designated as effective other comprehensive income loss	$ 40.1	$ (64.8)	$ 0.0
Financial liabilities at fair value through profit or loss	28.8	49.4
Steel [Member]
Disclosure of detailed information about financial instruments [line items]
Hedges of cash flow designated as effective other comprehensive income loss	89.5	70.7	2.5
Reserve of cash flow hedges	24.7	64.8	0.0		$ 0.0
Other comprehensive gain loss from cash flow hedges reclassified to income statement after tax	129.6	5.9	2.5
Steel [Member] | Revenue [Member]
Disclosure of detailed information about financial instruments [line items]
Reserve of cash flow hedges	24.7	64.8
Other comprehensive gain loss from cash flow hedges reclassified to income statement after tax	127.5	4.2
Natural Gas [Member]
Disclosure of detailed information about financial instruments [line items]
Hedges of cash flow designated as effective other comprehensive income loss	2.1	1.7	$ 2.5
Financial liabilities at fair value through profit or loss	0.2
Interest Rate Swaps And Master Derivative Agreement Two Thousand And Two [Member]
Disclosure of detailed information about financial instruments [line items]
Mark to market margin threshold				$ 250
Cash collateral given	$ 29.5	$ 49.4